Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
On October 9, 2018, we sold all 24,918,421 SIR common shares that we then owned in an underwritten public offering at a price of $18.25 per share, raising net proceeds of approximately $434,700 after underwriting discounts and estimated offering expenses. We used the net proceeds from the sale to repay amounts outstanding under our revolving credit facility. We expect to record a loss on sale of approximately $19,372 in the fourth quarter of 2018.

The sale of the SIR common shares qualifies as discontinued operations and our equity method investment in SIR has been classified as discontinued operations in the accompanying consolidated financial statements as of the earliest period presented. Consequently, consolidated financial statements have been recast from amounts previously reported to reflect our equity method investment in SIR as discontinued operations. Other changes to amounts and disclosures have been made to the consolidated financial statements to reflect this change as appropriate.

As described in Note 5, in August 2017, we sold one vacant office property (one building) in Falls Church, VA with 164,746 rentable square feet and a net book value of $12,901 as of the date of sale for $13,523, excluding closing costs. Results of operations for this property, which qualified as held for sale prior to our adoption in 2014 of ASU No. 2014-8, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, are classified as discontinued operations in our consolidated financial statements.

Below are the components of our income from discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net gain (loss) on issuance of shares by Select Income REIT	$72	$86	$(42,145)
Loss on impairment of Select Income REIT investment	—	—	(203,297)
Equity in earnings of Select Income REIT	21,584	35,381	18,620
Income (loss) from property discontinued operations	173	(589)	(525)
Income (loss) from discontinued operations	$21,829	$34,878	$(227,347)